UNITED STATES SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number:	(811-07513)

Exact name of registrant as specified in charter:	Putnam Funds Trust

Address of principal executive offices:	One Post Office Square, Boston, Massachusetts 02109

Name and address of agent for service:	Robert T. Burns, Vice President One Post Office Square Boston, Massachusetts 02109

Copy to:	Bryan Chegwidden, Esq. Ropes & Gray LLP 1211 Avenue of the Americas New York, New York 10036

Registrant’s telephone number, including area code:	(617) 292-1000

Date of fiscal year end:	April 30, 2015

Date of reporting period:	July 31, 2014

Item 1. Schedule of Investments:

Putnam Asia Pacific Equity Fund

The fund's portfolio
7/31/14 (Unaudited)

COMMON STOCKS (95.8%)(a)
		Shares	Value

Auto components (2.5%)

Hota Industrial Manufacturing Co., Ltd. (Taiwan)		36,000	$60,431

Hyundai Mobis Co., Ltd. (South Korea)		589	175,177

			235,608
Automobiles (2.4%)

Hyundai Motor Co. (South Korea)		939	223,591

			223,591
Banks (13.0%)

Bank Mandiri (Persero) Tbk PT (Indonesia)		142,800	121,212

Bank Rakyat Indonesia Persero Tbk PT (Indonesia)		61,300	56,194

China Construction Bank Corp. (China)		326,000	250,752

CTBC Financial Holding Co., Ltd. (Taiwan)		124,000	87,032

DBS Group Holdings, Ltd. (Singapore)		7,000	102,089

Industrial & Commercial Bank of China, Ltd. (China)		212,000	145,294

Metropolitan Bank & Trust Co. (Philippines)		43,470	85,780

Philippine National Bank (Philippines)(NON)		52,242	107,970

United Overseas Bank, Ltd. (Singapore)		14,000	270,245

			1,226,568
Building products (0.6%)

Sung Kwang Bend Co., Ltd. (South Korea)		2,711	52,622

			52,622
Capital markets (0.5%)

BGP Holdings PLC (Malta)(F)(NON)		132,965	178

Noah Holdings, Ltd. ADR (China)(NON)		2,906	46,670

Yuanta Financial Holding Co., Ltd. (Taiwan)		1	1

			46,849
Chemicals (1.7%)

PTT Global Chemical PCL (Thailand)		42,400	86,820

UPL, Ltd. (India)(NON)		12,842	69,723

			156,543
Construction and engineering (6.5%)

China Railway Group, Ltd. (China)		224,000	120,775

China Singyes Solar Technologies Holdings, Ltd. (China)		31,000	45,297

China WindPower Group, Ltd. (China)(NON)		1,080,000	87,188

Hyundai Engineering & Construction Co., Ltd. (South Korea)		851	51,961

IRB Infrastructure Developers, Ltd. (India)		14,200	59,954

Nusa Raya Cipta Tbk PT (Indonesia)		280,200	20,579

Pembangunan Perumahan Persero Tbk PT (Indonesia)		358,400	69,855

Sound Global, Ltd. (China)(NON)		84,000	79,809

Surya Semesta Internusa Tbk PT (Indonesia)		1,214,300	75,845

			611,263
Construction materials (1.5%)

China National Building Material Co., Ltd. (China)		62,000	62,103

Siam Cement PCL (The) NVDR (Thailand)		5,600	75,575

			137,678
Consumer finance (0.4%)

Bajaj Finance, Ltd. (India)		1,086	39,294

			39,294
Diversified financial services (1.1%)

Chailease Holding Co., Ltd. (Taiwan)		39,400	103,703

			103,703
Diversified telecommunication services (1.2%)

PCCW, Ltd. (Hong Kong)		183,000	112,493

			112,493
Electric utilities (1.5%)

Power Grid Corp. of India, Ltd. (India)		26,970	59,313

Tenaga Nasional Bhd (Malaysia)		21,500	83,479

			142,792
Electronic equipment, instruments, and components (0.6%)

Hollysys Automation Technologies, Ltd. (China)(NON)		2,389	52,749

			52,749
Energy equipment and services (3.3%)

Ezion Holdings, Ltd. (Singapore)		85,200	146,220

Ezra Holdings, Ltd. (Singapore)		75,000	70,520

SPT Energy Group, Inc. (China)		174,000	91,563

			308,303
Food and staples retail (0.7%)

Puregold Price Club, Inc. (Philippines)		68,800	66,624

			66,624
Food products (1.1%)

Daesang Corp. (South Korea)		2,028	100,860

			100,860
Gas utilities (0.8%)

China Resources Gas Group, Ltd. (China)		24,000	75,765

			75,765
Health-care equipment and supplies (0.4%)

Microport Scientific Corp. (China)(NON)		69,000	41,486

			41,486
Hotels, restaurants, and leisure (4.8%)

Galaxy Entertainment Group, Ltd. (Hong Kong)		7,000	58,667

Grand Korea Leisure Co., Ltd. (South Korea)		2,540	104,979

Home Inns & Hotels Management, Inc. ADR (China)(NON)		2,417	86,239

Melco Crown Entertainment, Ltd. ADR (Hong Kong)		3,819	126,791

Paradise Entertainment, Ltd. (Hong Kong)		108,000	75,171

			451,847
Independent power and renewable electricity producers (1.3%)

China Power New Energy Development Co., Ltd. (China)(NON)		920,000	56,159

China Resources Power Holdings Co., Ltd. (China)		22,000	61,537

			117,696
Industrial conglomerates (1.8%)

Hutchison Whampoa, Ltd. (Hong Kong)		8,000	108,965

Keppel Corp., Ltd. (Singapore)		7,400	64,947

			173,912
Insurance (8.8%)

AIA Group, Ltd. (Hong Kong)		48,000	257,435

Bajaj Finserv, Ltd. (India)		3,521	54,798

Cathay Financial Holding Co., Ltd. (Taiwan)		100,156	166,963

China Life Insurance Co., Ltd. Class H (China)		54,000	161,009

China Pacific Insurance (Group) Co., Ltd. (China)		33,000	129,814

Meritz Fire & Marine Insurance Co., Ltd. (South Korea)		4,620	60,156

			830,175
Internet and catalog retail (0.6%)

Bigfoot GmbH (acquired 8/2/13, cost $21,981) (Private) (Brazil)(F)(RES)(NON)		1	14,408

Ctrip.com International, Ltd. ADR (China)(NON)		678	43,412

			57,820
Internet software and services (4.7%)

Baidu, Inc. ADR (China)(NON)		405	87,500

Naver Corp. (South Korea)		81	57,322

Qihoo 360 Technology Co., Ltd. ADR (China)(NON)		644	58,701

Tencent Holdings, Ltd. (China)		14,800	239,288

			442,811
IT Services (2.1%)

HCL Technologies, Ltd. (India)		7,595	194,579

			194,579
Life sciences tools and services (0.7%)

WuXi PharmaTech Cayman, Inc. ADR (China)(NON)		2,230	68,706

			68,706
Machinery (0.3%)

BHI Co., Ltd. (South Korea)		2,151	29,556

			29,556
Media (0.8%)

CJ CGV Co., Ltd. (South Korea)		1,661	74,071

			74,071
Oil, gas, and consumable fuels (2.3%)

China Petroleum & Chemical Corp. (China)		114,000	112,801

Oil & Natural Gas Corp., Ltd. (India)		16,473	107,560

			220,361
Personal products (1.0%)

Grape King Bio, Ltd. (Taiwan)		19,000	90,507

			90,507
Pharmaceuticals (0.9%)

Glenmark Pharmaceuticals, Ltd. (India)(NON)		8,150	88,709

			88,709
Real estate management and development (5.5%)

Bekasi Fajar Industrial Estate Tbk PT (Indonesia)		1,638,000	83,414

Cheung Kong Holdings, Ltd. (Hong Kong)		4,000	77,492

China Overseas Land & Investment, Ltd. (China)		22,000	66,833

KWG Property Holding, Ltd. (China)		78,213	57,303

Robinsons Land Corp. (Philippines)		155,700	80,931

Sun Hung Kai Properties, Ltd. (Hong Kong)		10,000	151,492

			517,465
Semiconductors and semiconductor equipment (13.3%)

Advanced Semiconductor Engineering, Inc. (Taiwan)		126,000	150,021

Canadian Solar, Inc. (Canada)(NON)		1,578	39,387

Inotera Memories, Inc. (Taiwan)(NON)		34,000	57,563

Lextar Electronics Corp. (Taiwan)		90,000	88,583

Radiant Opto-Electronics Corp. (Taiwan)		16,630	69,049

Samsung Electronics Co., Ltd. (South Korea)		366	476,881

Silergy Corp. (Taiwan)(NON)		396	3,299

SK Hynix, Inc. (South Korea)(NON)		3,698	160,656

Taiwan Semiconductor Manufacturing Co., Ltd. (Taiwan)(NON)		51,000	204,900

			1,250,339
Specialty retail (2.4%)

Baoxin Auto Group, Ltd. (China)		66,500	53,907

China ZhengTong Auto Services Holdings, Ltd. (China)		168,000	93,307

Kolao Holdings (South Korea)		3,653	76,020

			223,234
Technology hardware, storage, and peripherals (2.2%)

Casetek Holdings, Ltd. (Taiwan)		13,000	74,598

Pegatron Corp. (Taiwan)		72,000	135,622

			210,220
Thrifts and mortgage finance (1.7%)

Housing Development Finance Corp., Ltd. (HDFC) (India)		8,937	157,357

			157,357
Water utilities (0.8%)

China Water Affairs Group, Ltd. (China)		214,000	74,081

			74,081

Total common stocks (cost $7,836,795)			$9,008,237

INVESTMENT COMPANIES (1.9%)(a)
		Shares	Value

iShares MSCI Taiwan ETF (Taiwan)		4,847	$76,195

Market Vectors Vietnam ETF (Vietnam)		4,856	101,636

Total investment companies (cost $165,534)			$177,831

PURCHASED OPTIONS OUTSTANDING (0.2%)(a)
	Expiration	Contract
	date/strike price	amount	Value

iShares MSCI Emerging Markets ETF (Put)	Sep-14/$42.00	$35,329	$19,784

Total purchased options outstanding (cost $19,784)			$19,784

SHORT-TERM INVESTMENTS (1.6%)(a)
		Shares	Value

Putnam Short Term Investment Fund 0.05%(AFF)		152,920	$152,920

Total short-term investments (cost $152,920)			$152,920

TOTAL INVESTMENTS

Total investments (cost $8,175,033)(b)			$9,358,772

WRITTEN OPTIONS OUTSTANDING at 7/31/14 (premiums $12,718) (Unaudited)

	Expiration	Contract
	date/strike price	amount	Value

iShares MSCI Emerging Markets ETF (Put)	Sep-14/$41.00	$35,329	$12,718

Total			$12,718

Key to holding's abbreviations
ADR	American Depository Receipts: represents ownership of foreign securities on deposit with a custodian bank
ETF	Exchange Traded Fund
NVDR	Non-voting Depository Receipts

	Notes to the fund's portfolio
	Unless noted otherwise, the notes to the fund's portfolio are for the close of the fund's reporting period, which ran from May 1, 2014 through July 31, 2014 (the reporting period). Within the following notes to the portfolio, references to “ASC 820” represent Accounting Standards Codification 820 Fair Value Measurements and Disclosures, references to “Putnam Management” represent Putnam Investment Management, LLC, the fund's manager, an indirect wholly-owned subsidiary of Putnam Investments, LLC and references to “OTC”, if any, represent over-the-counter.
(a)	Percentages indicated are based on net assets of $9,402,405.
(b)	The aggregate identified cost on a tax basis is $8,188,383, resulting in gross unrealized appreciation and depreciation of $1,367,701 and $197,312, respectively, or net unrealized appreciation of $1,170,389.
(NON)	Non-income-producing security.
(RES)	Security is restricted with regard to public resale. The total fair value of this security and any other restricted securities (excluding 144A securities), if any, held at the close of the reporting period was $14,408, or 0.2% of net assets.
(AFF)	Affiliated company. The rate quoted in the security description is the annualized 7-day yield of the fund at the close of the reporting period. Transactions during the period with Putnam Short Term Investment Fund, which is under common ownership and control, were as follows:
	Name of affiliate	Fair value at the beginning of the reporting period	Purchase cost	Sale proceeds	Investment income	Fair value at the end of the reporting period

	Putnam Short Term Investment Fund *	$574,779	$1,433,819	$1,855,678	$18	$152,920

	* Management fees charged to Putnam Short Term Investment Fund have been waived by Putnam Management.
(F)	Security is valued at fair value following procedures approved by the Trustees. Securities may be classified as Level 2 or Level 3 for ASC 820 based on the securities' valuation inputs. At the close of the reporting period, fair value pricing was also used for certain foreign securities in the portfolio.
	DIVERSIFICATION BY COUNTRY

	Distribution of investments by country of risk at the close of the reporting period, excluding collateral received, if any (as a percentage of Portfolio Value):
	China	27.2%
	South Korea	17.6
	Taiwan	14.6
	Hong Kong	10.3
	India	8.9
	Singapore	7.0
	Indonesia	4.6
	Philippines	3.6
	United States	1.8
	Thailand	1.7
	Vietnam	1.1
	Malaysia	0.9
	Other	0.7

	Total	100.0%
	Security valuation: Investments for which market quotations are readily available are valued at the last reported sales price on their principal exchange, or official closing price for certain markets, and are classified as Level 1 securities under ASC 820. If no sales are reported, as in the case of some securities that are traded OTC, a security is valued at its last reported bid price and is generally categorized as a Level 2 security.
	Investments in open-end investment companies (excluding exchange traded funds), if any, which can be classified as Level 1 or Level 2 securities, are valued based on their net asset value. The net asset value of such investment companies equals the total value of their assets less their liabilities and divided by the number of their outstanding shares.
	Many securities markets and exchanges outside the U.S. close prior to the close of the New York Stock Exchange and therefore the closing prices for securities in such markets or on such exchanges may not fully reflect events that occur after such close but before the close of the New York Stock Exchange. Accordingly, on certain days, the fund will fair value foreign equity securities taking into account multiple factors including movements in the U.S. securities markets, currency valuations and comparisons to the valuation of American Depository Receipts, exchange-traded funds and futures contracts. These securities, which would generally be classified as Level 1 securities, will be transferred to Level 2 of the fair value hierarchy when they are valued at fair value. The number of days on which fair value prices will be used will depend on market activity and it is possible that fair value prices will be used by the fund to a significant extent. At the close of the reporting period, fair value pricing was used for certain foreign securities in the portfolio. Securities quoted in foreign currencies, if any, are translated into U.S. dollars at the current exchange rate. Short-term securities with remaining maturities of 60 days or less may be valued at amortized cost, which approximates fair value and are classified as Level 2 securities.
	To the extent a pricing service or dealer is unable to value a security or provides a valuation that Putnam Management does not believe accurately reflects the security's fair value, the security will be valued at fair value by Putnam Management in accordance with policies and procedures approved by the Trustees. Certain investments, including certain restricted and illiquid securities and derivatives, are also valued at fair value following procedures approved by the Trustees. These valuations consider such factors as significant market or specific security events such as interest rate or credit quality changes, various relationships with other securities, discount rates, U.S. Treasury, U.S. swap and credit yields, index levels, convexity exposures and recovery rates. These securities are classified as Level 2 or as Level 3 depending on the priority of the significant inputs.
	Such valuations and procedures are reviewed periodically by the Trustees. The fair value of securities is generally determined as the amount that the fund could reasonably expect to realize from an orderly disposition of such securities over a reasonable period of time. By its nature, a fair value price is a good faith estimate of the value of a security in a current sale and does not reflect an actual market price, which may be different by a material amount.
	Options contracts: The fund used options contracts to hedge against changes in values of securities it owns, owned or expects to own and to manage downside risks.
	The potential risk to the fund is that the change in value of options contracts may not correspond to the change in value of the hedged instruments. In addition, losses may arise from changes in the value of the underlying instruments if there is an illiquid secondary market for the contracts, if interest or exchange rates move unexpectedly or if the counterparty to the contract is unable to perform. Realized gains and losses on purchased options are included in realized gains and losses on investment securities. If a written call option is exercised, the premium originally received is recorded as an addition to sales proceeds. If a written put option is exercised, the premium originally received is recorded as a reduction to the cost of investments.
	Exchange traded options are valued at the last sale price or, if no sales are reported, the last bid price for purchased options and the last ask price for written options. OTC traded options are valued using prices supplied by dealers.
	Options on swaps are similar to options on securities except that the premium paid or received is to buy or grant the right to enter into a previously agreed upon interest rate or credit default contract. Forward premium swap options contracts include premiums that have extended settlement dates. The delayed settlement of the premiums is factored into the daily valuation of the option contracts. In the case of interest rate cap and floor contracts, in return for a premium, ongoing payments between two parties are based on interest rates exceeding a specified rate, in the case of a cap contract, or falling below a specified rate in the case of a floor contract.
	For the fund's average contract amount on options contracts, see the appropriate table at the end of these footnotes.
	Master agreements: The fund is a party to ISDA (International Swaps and Derivatives Association, Inc.) Master Agreements (Master Agreements) with certain counterparties that govern OTC derivative and foreign exchange contracts entered into from time to time. The Master Agreements may contain provisions regarding, among other things, the parties’ general obligations, representations, agreements, collateral requirements, events of default and early termination. With respect to certain counterparties, in accordance with the terms of the Master Agreements, collateral posted to the fund is held in a segregated account by the fund’s custodian and with respect to those amounts which can be sold or repledged, is presented in the fund’s portfolio.
	Collateral pledged by the fund is segregated by the fund’s custodian and identified in the fund’s portfolio. Collateral can be in the form of cash or debt securities issued by the U.S. Government or related agencies or other securities as agreed to by the fund and the applicable counterparty. Collateral requirements are determined based on the fund’s net position with each counterparty.
	Termination events applicable to the fund may occur upon a decline in the fund’s net assets below a specified threshold over a certain period of time. Termination events applicable to counterparties may occur upon a decline in the counterparty’s long-term and short-term credit ratings below a specified level. In each case, upon occurrence, the other party may elect to terminate early and cause settlement of all derivative and foreign exchange contracts outstanding, including the payment of any losses and costs resulting from such early termination, as reasonably determined by the terminating party. Any decision by one or more of the fund’s counterparties to elect early termination could impact the fund’s future derivative activity.
	At the close of the reporting period, the fund did not have a net liability position on open derivative contracts subject to the Master Agreements.

ASC 820 establishes a three-level hierarchy for disclosure of fair value measurements. The valuation hierarchy is based upon the transparency of inputs to the valuation of the fund’s investments. The three levels are defined as follows:
Level 1: Valuations based on quoted prices for identical securities in active markets.
Level 2: Valuations based on quoted prices in markets that are not active or for which all significant inputs are observable, either directly or indirectly.
Level 3: Valuations based on inputs that are unobservable and significant to the fair value measurement.
The following is a summary of the inputs used to value the fund’s net assets as of the close of the reporting period:
		Valuation inputs

Investments in securities:	Level 1	Level 2	Level 3
Common stocks*:
Consumer discretionary	$256,442	$995,321	$14,408
Consumer staples	—	257,991	—
Energy	—	528,664	—
Financials	46,670	2,874,563	178
Health care	68,706	130,195	—
Industrials	—	867,353	—
Information technology	238,337	1,912,361	—
Materials	86,820	207,401	—
Telecommunication services	—	112,493	—
Utilities	—	410,334	—
Total common stocks	696,975	8,296,676	14,586
Investment companies	177,831	—	—
Purchased options outstanding	—	19,784	—
Short-term investments	152,920	—	—

Totals by level	$1,027,726	$8,316,460	$14,586

		Valuation inputs

Other financial instruments:	Level 1	Level 2	Level 3

Written options outstanding	$—	$(12,718)	$—

Totals by level	$—	$(12,718)	$—

* Common stock classifications are presented at the sector level, which may differ from the fund's portfolio presentation.
At the start and close of the reporting period, Level 3 investments in securities were not considered a significant portion of the fund's portfolio.
Fair Value of Derivative Instruments as of the close of the reporting period
	Asset derivatives	Liability derivatives

Derivatives not accounted for as hedging instruments under ASC 815	Fair value	Fair value
Equity contracts	$19,784	$12,718

Total	$19,784	$12,718

The volume of activity for the reporting period for any derivative type that was held at the close of the period is listed below and was as follows based on an average of the holdings of that derivative at the end of each fiscal quarter in the reporting period:
Purchased equity option contracts (contract amount)		$30,000
Written equity option contracts (contract amount)		$30,000

	The following table summarizes any derivatives, repurchase agreements and reverse repurchase agreements, at the end of the reporting period, that are subject to an enforceable master netting agreement or similar agreement. For securities lending transactions, if applicable, see note "(d)" above, and for borrowing transactions associated with securities sold short, if applicable, see the "Short sales of securities" note above.

		Bank of America N.A.	Total

	Assets:
	Purchased options#	$19,784	$19,784

	Total Assets	$19,784	$19,784

	Liabilities:
	Written options#	12,718	12,718

	Total Liabilities	$12,718	$12,718

	Total Financial and Derivative Net Assets	$7,066	$7,066
	Total collateral received (pledged)##†	$—
	Net amount	$7,066

†	Additional collateral may be required from certain brokers based on individual agreements.

#	Covered by master netting agreement.

##	Any over-collateralization of total financial and derivative net assets is not shown. Collateral may include amounts related to unsettled agreements.

	For additional information regarding the fund please see the fund's most recent annual or semiannual shareholder report filed on the Securities and Exchange Commission's Web site, www.sec.gov, or visit Putnam's Individual Investor Web site at www.putnaminvestments.com

Item 2. Controls and Procedures:

(a) The registrant’s principal executive officer and principal financial officer have concluded, based on their evaluation of the effectiveness of the design and operation of the registrant’s disclosure controls and procedures as of a date within 90 days of the filing date of this report, that the design and operation of such procedures are generally effective to provide reasonable assurance that information required to be disclosed by the registrant in this report is recorded, processed, summarized and reported within the time periods specified in the Commission’s rules and forms.

(b) Changes in internal control over financial reporting: Not applicable

Item 3. Exhibits:

Separate certifications for the principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the Investment Company Act of 1940, as amended, are filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Putnam Funds Trust

By (Signature and Title):

/s/ Janet C. Smith Janet C. Smith Principal Accounting Officer Date: September 26, 2014

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title):

/s/ Jonathan S. Horwitz Jonathan S. Horwitz Principal Executive Officer Date: September 26, 2014

By (Signature and Title):

/s/ Steven D. Krichmar Steven D. Krichmar Principal Financial Officer Date: September 26 2014